Short-Term Borrowings	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

8. SHORT-TERM BORROWINGS

Short-term borrowings represent amounts due to various banks normally maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes. The balance of short-term borrowings consists of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Industrial and Commercial Bank of China (a)	6,990,000	10,690,000	1,493,309
Bank of Ningbo (b)	3,507,682	3,563,311	497,766
Total	10,497,682	14,253,311	1,991,075
(a)

On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) in the total amount of RMB3,000,000 with a half-year term with an interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. In March 2024, the loan was fully repaid and JYD HQ entered into a new loan agreement in the total amount of RMB 3,000,000 (US$419,076) with one year term and interest rate of 4.25%, due in March 2025. The loan was further renewed for another year in March 2025 with interest rate of 3.9%.

In June 2024, JYD DS entered into a series of loan agreements with ICBC in the total amount of RMB 3,000,000 (US$417,339) with interest rate of 4.25%, due in May 2025. During the year ended December 31, 2024, RMB10,000 (US$1,397) was repaid and RMB2,990,000 (US$417,679) was outstanding as of December 31, 2024. The loans were renewed for another year in May 2025 with interest rate of 3.8%.

In July 2024, JYD BG entered into a loan agreements with ICBC in the total amount of RMB 1,000,000 (US$139,692) with interest rate of 4.25%, due in May 2025. The loan was fully repaid when it was due in 2025.

In January 2025, JYD NJWL entered into a loan agreement with ICBC in the total amount of RMB4,700,000 (US$656,553) with an interest rate of 3.1%. The loan was guaranteed by JYD WLKJ, the legal representative of JYD NJWL and his wife. The loan is due in January 2026.

(b)

On November 14, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD 1,000,000 with an interest rate of 6.5%. The loan was guaranteed by JYD WLKJ. During the six months ended June 30, 2024, RMB 11,743,710 was withdrawn and RMB 11,444,543 was repaid. The loan was fully repaid when it is due in November 2024.

On November 15, 2024, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD 500,000 with an average interest rate of 6.23%. As of December 31, 2024, RMB3,507,682 was outstanding. During the six months ended June 30, 2025, RMB 10,063,845 (US$ 1,405,840) was withdrawn and RMB 9,993,674 (US$ 1,396,038) was repaid. As of June 30, 2025, RMB 3,563,311 (US$ 497,766) was outstanding.

Interest expenses were RMB 512,153 and RMB 304,779 (US 42,575) for short-term borrowings for the six months ended June 30, 2024 and 2025, respectively.